Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 182,643	$ 182,643	$ 179,189
Less: accumulated depreciation	(117,457)	(91,520)	(53,225)
Property and equipment, net	65,186	91,123	125,964
Machinery and equipment [Member]
Property and equipment, gross	52,538	52,538	49,084
Furniture and office equipment
Property and equipment, gross	$ 45,063	$ 45,063	45,063
Vehicles [Member]
Estimated useful life	5 years	5 years
Property and equipment, gross	$ 68,341	$ 68,341	68,341
Leasehold improvements [Member]
Estimated useful life	3 years	3 years
Property and equipment, gross	$ 16,701	$ 16,701	$ 16,701
Maximum [Member] | Machinery and equipment [Member]
Estimated useful life	7 years	7 years
Maximum [Member] | Furniture and office equipment
Estimated useful life	7 years	7 years
Minimum [Member] | Machinery and equipment [Member]
Estimated useful life	5 years	5 years
Minimum [Member] | Furniture and office equipment
Estimated useful life	3 years	3 years